Annual Fund Operating Expenses - Hartford Schroders Securitized Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.70%
Interest expense	0.36%	[1]
Other expenses	0.34%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.62%	[3]
Fee waiver and/or expense reimbursement	0.14%	[4]
Total annual fund operating expenses	1.48%	[4]
Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.87%
Interest expense	0.36%	[1]
Other expenses	0.51%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	2.54%	[3]
Fee waiver and/or expense reimbursement	0.21%	[4]
Total annual fund operating expenses	2.33%	[4]
Class I
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.68%
Interest expense	0.36%	[1]
Other expenses	0.32%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.35%	[3]
Fee waiver and/or expense reimbursement	0.12%	[4]
Total annual fund operating expenses	1.23%	[4]
Class Y
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.68%
Interest expense	0.36%	[1]
Other expenses	0.32%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.35%	[3]
Fee waiver and/or expense reimbursement	0.17%	[4]
Total annual fund operating expenses	1.18%	[4]
Class F
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.63%
Interest expense	0.36%	[1]
Other expenses	0.27%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.30%	[3]
Fee waiver and/or expense reimbursement	0.22%	[4]
Total annual fund operating expenses	1.08%	[4]
Class SDR
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.63%
Interest expense	0.36%	[1]
Other expenses	0.27%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.30%	[3]
Fee waiver and/or expense reimbursement	0.22%	[4]
Total annual fund operating expenses	1.08%	[4]

[1]	The “Interest expense” is related to the Fund’s use of reverse repurchase agreements.
[2]	“Other expenses” for Class A and Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[3]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table for the applicable period also does not reflect the restated expenses.
[4]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.10% (Class A), 1.95% (Class C), 0.85% (Class I), 0.80% (Class Y), 0.70% (Class F), and 0.70% (Class SDR). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.